UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-1144
The Finance Company of Pennsylvania
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code: (215) 351-4778
Date of fiscal year end: December 31
Date of reporting period: JULY 1, 2010 — SEPTEMBER 30, 2010

Shares/		Cost	Market
Units		Value	Value
	U. S. AGENCY SECURITIES
142,610	Fed. Home Loan Mtg. 6% 7/1/2019	147,675.95	153,790.54
445,723	Fed. Home Loan Mtg. Var.% 8/1/2019	451,320.64	480,757.21
100,000	USA Treas Notes Inflation Prot 2.5% 1/15/2029	107,791.08	119,640.00
187,306	Govt Natl Mort Assoc 5% 5/15/2039	192,613.22	199,518.63
87,101	Govt Natl Mort Assoc 6% 4/15/2036	93,727.63	94,670.58

		993,128.51	1,048,376.95

	BONDS
25,000	Addison Alton Zero-A 11/15/2011	23,656.03	23,755.00
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	225,152.06	220,410.00
150,000	Austin Tex Conv Enterp 5.750% 1/01/2016	151,990.50	152,070.00
50,000	Chicago III Met Wtr Reclam 7.00% 1/1/2011	50,694.75	50,775.00
40,000	Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	40,778.83	41,628.00
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	40,805.23	44,401.00
100,000	Cuyahoga Cnty OH H Var % 10/01 /2013	100,000.00	100,910.00
95,000	Dallas Ft.Worth Arpt. 6.6% 11/1/2012	97,630.74	98,895.00
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	24,746.53	25,557.00
140,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	141,180.34	134,806.00
225,000	Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011	225,000.00	230,242.50
200,000	Goldman Sachs Group 5.375% 6/2012	193,891.68	210,860.00
85,000	Grand Terrace CA Cmty 7.2% 9/1/2018	93,396.66	99,450.00
40,000	Los Alamos 5.15% 7/1/12	40,087.59	41,352.00
285,000	Massachusetts St. Hsg. 5.962% 6/1/2017	285,000.00	300,789.00
200,000	Montana ST BRD HSG 5.5% 7/1/2011	202,781.88	211,560.00
300,000	Verizon Deb 8% 6/1/2022	346,102.68	369,240.00
55,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	55,000.00	57,315.50
150,000	City of North Little Rock AR 7/20/2014	124,336.55	126,240.00
245,000	Ohio Hsg. Agy. Mtg. 5.08% 9/1/2013	243,393.68	260,263.50
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	209,300.00
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	153,672.80	174,615.00
115,000	Peoria III School Distr. 1/1/2011	113,789.19	114,873.50
225,000	Peoria III School Distr. 1/1/2011	222,631.02	223,717.50
100,000	Riverside Cnty CA Single GNMA 8.35% 6/1/13	113,957.58	119,070.00
150,000	Rogers County OK Hsg 7/15/2014	124,661.60	120,855.00
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2012	107,816.94	111,000.00
240,000	Salt River Proj Ariz 5% 1/1/2020	240,746.82	242,856.00
70,000	Texas St Vets Hsg 7% 12/1/2010	69,941.75	70,378.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	109,050.00
320,000	University Oklahoma 5.6% 7/1/2020	320,145.35	344,352.00
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	301,840.00
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	257,446.00
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	83,592.00
215,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	217,830.62	217,902.50

		5,290,819.39	5,501,367.00

	SHORT-TERM SECURITIES
365	Blackrock Fed Fund #30	364.74	364.74
1,779	Blackrock Fed Sec. Fund #11	1,779.36	1,779.36
315,114	Blackrock Liquidity Funds Fed Fund	315,114.32	315,114.32
740,732	PNC Money Market Fund — Cooke & Bieler	740,732.12	740,732.12
221,654	PFPC Money Market Fund	221,653.93	221,653.93
10,307	Vanguard Money Market Fund	10,306.90	10,306.90

		1,289,951.37	1,289,951.37

Shares /		Cost	Market
Units		Value	Value
	COMMON STOCKS
12,100	American Express Co.	499,860.93	508,563.00
9,200	Avery Dennison Corp	330,437.31	341,504.00
17,300	Avon Products Inc	526,855.34	555,503.00
5,000	Becton, Dickinson & Co.	133,906.50	370,500.00
8,800	Bemis Company	261,290.54	279,400.00
8,000	Berkshire Hathaway B	352,582.30	661,440.00
14,200	Carnival Corp.	610,103.00	542,298.00
6,200	Chubb Corp	329,530.62	353,338.00
11,300	Cintas Corp	311,743.27	311,315.00
11,000	Coca Cola Co.	9,597.23	643,720.00
7,900	Colgate Palmolive Co.	434,958.99	607,194.00
6,600	Darden Restaurants Inc	302,258.22	282,348.00
6,900	Diageo PLC Sponsored ADR	466,279.47	476,169.00
10,800	Diebold Inc.	358,917.47	335,772.00
12,700	Dover Corp.	249,365.44	663,067.00
18,000	Dow Chemical Co.	116,337.50	494,280.00
7,600	Eaton Corp	597,733.92	626,924.00
7,500	Emerson Electric Co.	57,084.38	394,950.00
111,806	Exxon Mobil Corp.	147,560.07	6,908,492.74
22,100	General Electric Co.	417,327.41	359,125.00
32,300	Harte Hanks Inc.	430,520.55	376,941.00
9,100	Illinois Tool Works Inc.	474,425.77	427,882.00
3,500	International Business Machines Corp.	83,733.12	469,490.00
13,700	International Speedway Corp.	402,340.23	334,280.00
12,600	Johnson and Johnson	69,355.12	780,696.00
6,900	Kimberly-Clark Corp.	315,998.53	448,845.00
6,000	Kohls Corp	282,169.80	316,080.00
4,000	LAM Research	156,646.40	167,400.00
6,700	Manpower Inc.	282,614.05	349,740.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	482,400.00
7,500	McDonalds Corp.	101,919.75	558,825.00
13,000	Merck & Co. Inc.	138,569.18	478,530.00
22,000	Microsoft Corp.	683,960.20	538,780.00
21,700	Molex Inc. Class A	418,137.30	379,316.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,303,604.00
20,000	Penn Virginia Corp.	2,291.54	320,800.00
20,000	Pitney Bowes Inc.	487,806.00	427,600.00
168,787	PNC Financial Services Group Inc.	102,002.10	8,761,733.17
10,400	Quest Diagnostics Inc.	538,499.21	524,888.00
12,400	Republic Services Inc	372,188.04	378,076.00
12,000	State Street Corp.	88,500.00	451,920.00
32,000	Steelcase Inc. CL A	271,469.03	266,560.00
16,975	Tyco Electronics	492,359.03	496,009.50
6,200	United Parcel Service CL B	431,495.20	413,478.00
8,300	Walmart Stores Inc.	421,297.08	444,216.00
17,800	Western Union Co	304,385.34	314,526.00
20,000	Verizon Communications Inc.	151,230.72	651,800.00
26,000	Vodaphone Group PLC	602,862.00	645,060.00

865,600		14,954,342.82	38,225,378.41

Shares/			Market
Units			Value
	INTERNATIONAL
40,817.640	Harbor International Funds	1,865,000.00	2,312,727.48
30,629.270	Harris Assoc Invt Cl I Oakmark Intl Fund	547,345.04	556,840.13
86,880.170	Strategic International Fund Cl I	1,094,690.08	1,122,491.80
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	754,726.92

		4,256,433.23	4,746,786.33

		$26,784,675.32	$50,811,860.06

	SUMMARY
		Cost Value	Market Value
	U.S. Agency Securities	$993,128.51	$1,048,376.95
	Bonds	5,290,819.39	5,501,367.00
	Short-Term Securities	1,289,951.37	1,289,951.37
	Common Stock	14,954,342.82	38,225,378.41
	International	4,256,433.23	4,746,786.33

		$26,784,675.32	$50,811,860.06

Item 2. Controls and Procedures
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III, President
Date NOVEMBER 10, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHARLES E. MATHER III
Charles E. Mather III, President
Date NOVEMBER 10, 2010

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.,
Secretary-Treasurer
Date NOVEMBER 10, 2010